PARENT ONLY INFORMATION - Condensed Statements of Operations and Comprehensive (Loss) / Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fulfillment	$ 27,967	$ 24,900	$ 15,127
General and administrative	33,160	37,811	33,042
(Loss) / Income from operations	3,855	(16,052)	(37,481)
Change in fair value of convertible promissory notes		14,591	(22,791)
(Loss) / Income before income taxes and share of income and gain from equity method investment	16,764	(947)	(59,790)
Income tax expense	3,418	113	33
Net (loss) / income	13,346	1,058	(59,602)
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	3,239	(512)	(733)
Total comprehensive (loss) / income	16,585	546	(60,335)
Foreign currency translation adjustment, net of income taxes	0	0	0
LightInTheBox Holding Co., Ltd.
General and administrative	2,885	1,113	1,145
(Loss) / Income from operations	(2,885)	(1,113)	(1,145)
Share of (loss) / income from subsidiaries and VIEs	16,202	(12,479)	(35,665)
Change in fair value of convertible promissory notes		14,591	(22,791)
(Loss) / Income before income taxes and share of income and gain from equity method investment	13,317	999	(59,601)
Net (loss) / income	13,317	999	(59,601)
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	3,239	(512)	(733)
Total comprehensive (loss) / income	16,556	487	(60,334)
Foreign currency translation adjustment, net of income taxes	$ 0	$ 0	$ 0